NOTE 13: ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2020
Note 9 Accounts Payable And Accrued Liabilities
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
	December 31, 2020	December 31, 2019
	$	$
Trade payables and accrued liabilities	1,920,840	1,337,253
Payroll liabilities	1,521,885	537,737
	3,442,725	1,874,990

Included in trade accounts payable and accrued liabilities is $157,055 due to the CEO in connection with expenses incurred in the normal course of business and deferred payroll and $53,914 due to significant shareholders in connection with the acquisition of Sun Valley.